Form N-1A Cover	Jun. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 25, 2025
Prospectus Date	Jun. 25, 2025
Supplement to Prospectus [Text Block]	Federated Hermes Treasury Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustSELECT SHARES (TICKER TOLXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2024Effective July 1, 2025, the Board of Trustees of Federated Hermes Treasury Obligations Fund approved the activation of an additional 0.01% shareholder services fee, in addition to the current 0.02% shareholder service fee payment. Accordingly, please make the following changes to the summary prospectus, effective July 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Select Shares (SEL) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)SELMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SELManagement Fee[1]0.15%Distribution (12b-1) FeeNoneOther Expenses[1]0.11%[2]Total Annual Fund Operating Expenses[1]0.26%Fee Waivers and/or Expense Reimbursements[1,3](0.08)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.18%1The Management Fee and Other Expenses have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective October 1, 2023 and an increase in certain service fees on the SEL class effective July 1, 2025, respectively.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum amount of 0.25%. However, the SEL class of the Fund will not incur and pay such Fees in excess of 0.03% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$273 Years$845 Years$14610 Years$331June 25, 2025Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457034 (6/25)© 2025 Federated Hermes, Inc.Federated Hermes Treasury Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustSELECT SHARES (TICKER TOLXX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2024Effective July 1, 2025, the Board of Trustees of Federated Hermes Treasury Obligations Fund, approved the activation of an additional 0.01% shareholder services fee, in addition to the current 0.02% shareholder service fee payment. Accordingly, please make the following changes to the prospectus and statement of additional information (SAI), effective July 1, 2025.1. In the prospectus, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Select Shares (SEL) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)SELMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SELManagement Fee[1]0.15%Distribution (12b-1) FeeNoneOther Expenses[1]0.11%[2]Total Annual Fund Operating Expenses[1]0.26%Fee Waivers and/or Expense Reimbursements[1,3](0.08)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.18%1The Management Fee and Other Expenses have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective October 1, 2023 and an increase in certain service fees on the SEL class effective July 1, 2025, respectively.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum amount of 0.25%. However, the SEL class of the Fund will not incur and pay such Fees in excess of 0.03% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be: 1 Year$273 Years$845 Years$14610 Years$3312. In the prospectus, under the section entitled “Payments to Financial Intermediaries,” please delete the third paragraph under the sub-section entitled “Service Fees” and replace it with the following:“The SEL class of the Fund has no present intention of paying, accruing or incurring more than 0.03% of any such Service Fees until such time as approved by the Fund’s Board of Trustees.”3. In the prospectus, under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES TREASURY OBLIGATIONS FUND–SEL CLASS ANNUAL EXPENSE RATIO: 0.26%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$26.62$10,474.002$10,474.00$523.70$10,997.70$27.88$10,970.473$10,970.47$548.52$11,518.99$29.20$11,490.474$11,490.47$574.52$12,064.99$30.58$12,035.125$12,035.12$601.76$12,636.88$32.03$12,605.586$12,605.58$630.28$13,235.86$33.55$13,203.087$13,203.08$660.15$13,863.23$35.14$13,828.918$13,828.91$691.45$14,520.36$36.81$14,484.409$14,484.40$724.22$15,208.62$38.55$15,170.9610$15,170.96$758.55$15,929.51$40.38$15,890.06Cumulative$6,213.15$330.744. In the SAI, under the section entitled “How is the Fund Sold?,” sub-section “Additional Payments To Others (Including Financial Intermediaries)” please delete the fifth paragraph and replace it with the following:“Regarding the Fund’s SEL Shares, the SEL Shares of the Fund currently do not accrue, pay or incur shareholder services/account administration fees in excess of 0.03%, although the Board of Trustees has approved the SEL Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The SEL Shares of the Fund will not incur or charge such fees in excess of 0.03% until such time as approved by the Fund’s Board of Trustees.”June 25, 2025Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457033 (6/25)© 2025 Federated Hermes, Inc.